Schedule Of Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent and minimum concession fees	$ 622	$ 600	$ 535
Contingent concession expense	173	155	104
Rent and contingent concession expense	795	755	639
Less: sublease rental income	(5)	(5)	(5)
Total	$ 790	$ 750	$ 634